LEASES - Weighted average remaining lease terms and discount rates (Details)	Dec. 31, 2022	Jun. 30, 2022
Remaining lease terms and discount rate:
Weighted average remaining lease term (years)	15 years 3 months 21 days	16 years 2 months 4 days
Weighted average discount rate	5.00%	5.00%